UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F-HR

FORM 13F-HR COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here is Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement
[ ] adds new holdings
								   entries.

Institutional Investment Manager Filing this report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number:  28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  (510) 849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA    May 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F-HR SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 40

Form 13F-HR Information Table Value Total: 671678

List of Other Included Managers:
<PAGE




                                             FORM 13-HR INFORMATION TABLE
                                 TITLE
                                 OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT  OTHER    ---VOTING AUTH---
NAME OF ISSUER                   CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION  MANAGERS SOLE    SHRD NONE
--------------------------       -----  --------- ------ ------- --- ---- ----------- -------- ------- ---- ----
AMB Property Corp.               COM    00163T109 18867  909277  SH        SOLE                909277
Alexandria Real Estate Equitie   COM    015271109 22406  847525  SH        SOLE                738475       109050
Arden Realty Trust               COM    039793104  6292  282800  SH        SOLE                277950         4850
AvalonBay Communities, Inc.      COM    053484101 46572 1461075  SH        SOLE               1248345       212730
Bedford Property Investors, In   COM    076446301 21631 1479050  SH        SOLE               1222000       257050
Brandywine Realty Trust          COM    105368203 17650 1086150  SH        SOLE                896050       190100
Camden Property Trust            COM    133131102 30023 1213069  SH        SOLE               1032006       181063
Catellus Development Corporati   COM    149111106  5382  402400  SH        SOLE                332700        69700
Cornerstone Properties, Inc.     COM    21922H103 23167 1584100  SH        SOLE               1369850       214250
Crestline Capital Corporation    COM    226153104  2495  162284  SH        SOLE                134174        28110
Developers Diversified Realty    COM    251591103 16840 1176600  SH        SOLE                984000       192600
Duke Realty Investments, Inc.    COM    264411505 16155  751400  SH        SOLE                625700       125700
Entertainment Properties Trust   COM    29380T105  6621  383800  SH        SOLE                377050         6750
Equity Office Properties Trust   COM    294741103 22392  882463  SH        SOLE                589063       293400
Equity Residential Properties    COM    29476L107 23099  559984  SH        SOLE                457097       102887
Essex Property Trust, Inc.       COM    297178105 16659  637650  SH        SOLE                532050       105600
Federal Realty Investment Trus   COM    313747206  5471  258200  SH        SOLE                220100        38100
Gables Residential Trust         COM    362418105  5934  270500  SH        SOLE                215100        55400
General Growth Properties        COM    370021107 10163  313300  SH        SOLE                283700        29600
Glenborough Realty Trust         COM    37803P105  7815  459700  SH        SOLE                378700        81000
Highwoods Properties, Inc.       COM    431284108  9887  419600  SH        SOLE                335200        84400
Host Marriott Corporation        COM    44107P104 19629 1764375  SH        SOLE               1462575       301800
Irvine Apartment Communities     COM    463606103 26369  802100  SH        SOLE                663200       138900
Liberty Property Trust           COM    531172104 24004 1156800  SH        SOLE               1006300       150500
Macerich Company                 COM    554382101 32034 1411950  SH        SOLE               1217950       194000
Mack-Cali Realty Corporation     COM    554489104 33683 1146650  SH        SOLE                970650       176000
MediTrust Corporation            COM    58501T306  5171  415759  SH        SOLE                351493        64266
Patriot American Hospitality     COM    703352203  5621 1096799  SH        SOLE                937299       159500
Philips International Realty     COM    718333107  4391  309500  SH        SOLE                253650        55850
Post Properties, Inc.            COM    737464107 31005  855300  SH        SOLE                730600       124700
Prentiss Property Trust          COM    740706106 14688  783363  SH        SOLE                783363
Reckson Associates Realty        COM    75621K106 22502 1094300  SH        SOLE                905600       188700
SL Green Realty Corp             COM    78440X101  9002  478500  SH        SOLE                403100        75400
Security Capital Group-B         COM    81413P204 25544 1909855  SH        SOLE               1909855
Simon Property Group, Inc.       COM    828806109 20580  750080  SH        SOLE                587930       162150
Spieker Properties, Inc.         COM    848497103 16388  464900  SH        SOLE                384250        80650
Taubman Centers, Inc.            COM    876664103  4104  335000  SH        SOLE                335000
Trizec Hahn                      COM    896938107 19433 1054000  SH        SOLE                892200       161800
Urban Shopping Centers, Inc.     COM    917060105 21551  751250  SH        SOLE                626150       125100
Patriot American Hospitality D   PFD    703352401   458   19469  SH        SOLE                 16663         2806